UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher B. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
May 31, 2018
MFS®  Blended Research®
Emerging Markets
Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.1%
Airlines – 0.9%
AirAsia Berhad	155,300	$ 119,792
Malaysia Airports Holdings Berhad	48,800	102,136
		$ 221,928
Alcoholic Beverages – 1.6%
China Resources Beer Holdings Co. Ltd.	84,000	$ 408,048
Apparel Manufacturers – 0.4%
Pou Chen Corp.	79,000	$ 96,500
Automotive – 2.9%
Ford Otomotiv Sanayi A.S.	6,917	$ 97,779
Geely Automobile Holdings Ltd.	22,000	61,850
Great Wall Motor Co. Ltd.	87,000	84,857
Kia Motors Corp.	10,492	302,703
Mahindra & Mahindra Ltd.	14,147	193,216
		$ 740,405
Biotechnology – 0.5%
Sino Biopharmaceutical	53,000	$ 133,083
Business Services – 2.4%
Cognizant Technology Solutions Corp., “A”	2,338	$ 176,168
HCL Technologies Ltd.	8,119	109,370
Infosys Ltd.	18,261	332,891
		$ 618,429
Cable TV – 1.7%
Naspers Ltd.	1,793	$ 426,207
Computer Software - Systems – 1.5%
Hon Hai Precision Industry Co. Ltd.	103,300	$ 295,473
SK Holdings Co. Ltd.	325	83,294
		$ 378,767
Conglomerates – 0.8%
Barloworld Ltd.	9,796	$ 102,346
CITIC Pacific Ltd.	75,000	111,309
		$ 213,655
Construction – 2.1%
Anhui Conch Cement Co. Ltd.	27,500	$ 168,209
China National Building Material Co. Ltd., “H”	128,000	145,196
China Resources Cement Holdings Ltd.	202,000	236,281
		$ 549,686
Consumer Products – 0.6%
Hindustan Unilever Ltd.	6,029	$ 143,526
Consumer Services – 2.0%
Estacio Participacoes S.A.	15,000	$ 101,301
Kroton Educacional S.A.	52,800	153,266
Localiza Rent a Car S.A.	36,905	244,187
		$ 498,754
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 11.8%
AU Optronics Corp.	139,000	$ 60,783
Innolux Display Corp.	265,000	102,223
MediaTek, Inc.	13,000	134,738
Nanya Techonology Corp.	24,000	79,466
Samsung Electronics Co. Ltd.	30,709	1,441,513
Taiwan Semiconductor Manufacturing Co. Ltd.	160,000	1,193,875
		$ 3,012,598
Energy - Independent – 2.1%
CNOOC Ltd.	311,000	$ 527,004
Energy - Integrated – 4.6%
China Petroleum & Chemical Corp.	460,000	$ 449,842
LUKOIL PJSC, ADR	7,595	506,879
OAO Gazprom, ADR	16,418	74,570
PetroChina Co. Ltd.	176,000	146,493
		$ 1,177,784
Engineering - Construction – 0.9%
China Communications Construction Co. Ltd.	87,000	$ 92,977
Hyundai Heavy Industries Co. Ltd.	2,943	126,680
		$ 219,657
Food & Beverages – 1.2%
AVI Ltd.	21,208	$ 170,430
Fomento Economico Mexicano S.A.B. de C.V., ADR	1,490	124,147
		$ 294,577
Furniture & Appliances – 0.8%
Coway Co. Ltd.	2,538	$ 205,545
Gaming & Lodging – 0.5%
Genting Berhad	60,500	$ 133,617
General Merchandise – 0.6%
Mr Price Group Ltd.	4,287	$ 84,528
S.A.C.I. Falabella	7,416	69,497
		$ 154,025
Health Maintenance Organizations – 0.3%
Qualicorp S.A.	17,600	$ 90,031
Insurance – 4.8%
AIA Group Ltd.	22,400	$ 204,399
China Pacific Insurance Co. Ltd.	82,200	352,705
Fubon Financial Holding Co. Ltd.	121,000	209,598
Liberty Holdings Ltd.	4,565	43,559
PICC Property & Casualty Co. Ltd.	76,000	133,607
Samsung Fire & Marine Insurance Co. Ltd.	1,205	280,025
		$ 1,223,893
Internet – 11.8%
Alibaba Group Holding Ltd., ADR (a)	7,420	$ 1,469,234
Baidu, Inc., ADR (a)	231	56,031
NAVER Corp.	406	251,376
Tencent Holdings Ltd.	22,000	1,108,968
YY, Inc., ADR (a)	1,177	137,156
		$ 3,022,765
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.0%
Far Eastern New Century Corp.	129,000	$ 122,501
Lonking Holdings Ltd.	320,000	159,524
PT United Tractors Tbk	96,800	243,387
Sinotruk Hong Kong Ltd.	72,500	102,047
Weichai Power Co. Ltd., “H”	111,000	148,107
		$ 775,566
Major Banks – 7.5%
Bank of China Ltd.	409,000	$ 212,359
Bank of Communications Co. Ltd.	67,000	52,965
Barclays Africa Group Ltd.	22,541	286,287
China Construction Bank	744,000	749,377
Industrial & Commercial Bank of China, “H”	756,000	621,942
		$ 1,922,930
Medical Equipment – 0.3%
Top Glove Corp.	26,000	$ 67,025
Metals & Mining – 2.6%
POSCO	985	$ 310,225
Tata Steel Ltd.	15,278	129,800
Vale S.A., ADR	9,935	135,116
Vedanta Ltd.	22,537	81,843
		$ 656,984
Network & Telecom – 0.2%
VTech Holdings Ltd.	5,100	$ 62,214
Other Banks & Diversified Financials – 9.9%
Agricultural Bank of China Ltd., “H”	202,000	$ 103,782
Banco Macro S.A., ADR	839	65,954
Bangkok Bank Public Co. Ltd.	44,800	269,881
Credicorp Ltd.	1,293	286,296
FirstRand Ltd.	37,595	177,196
Grupo Financiero Banorte S.A. de C.V.	29,595	157,586
Hana Financial Group, Inc.	4,252	163,632
HDFC Bank Ltd., ADR	1,783	189,747
Industrial Bank of Korea	7,876	113,688
Kasikornbank Co. Ltd.	47,300	287,846
Rural Electrification Corp. Ltd.	47,035	82,166
Sberbank of Russia, ADR	26,143	375,922
Turkiye Garanti Bankasi A.S.	48,313	95,080
Turkiye Is Bankasi A.S., “C”	52,855	69,579
Union National Bank	90,759	87,963
		$ 2,526,318
Pharmaceuticals – 1.4%
Gedeon Richter PLC	2,747	$ 53,719
Genomma Lab Internacional S.A., “B” (a)	130,360	110,460
Hypermarcas S.A.	13,929	105,476
Sihuan Pharmaceutical Holdings Group Ltd.	305,000	78,552
		$ 348,207
Precious Metals & Minerals – 0.4%
Gold Fields Ltd., ADR	30,394	$ 108,507
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.1%
Agile Property Holdings Ltd.	52,000	$ 98,335
Atrium European Real Estate Ltd.	25,850	121,182
Cifi Holdings Group Co. Ltd.	90,000	69,081
Concentradora Fibra Danhos S.A. de C.V., REIT	42,106	64,284
Country Garden Holdings Co. Ltd.	91,000	176,836
		$ 529,718
Specialty Chemicals – 2.5%
Formosa Plastics Corp.	94,000	$ 336,168
PTT Global Chemical PLC	106,100	296,012
		$ 632,180
Specialty Stores – 1.0%
Arezzo Industria e Comercio S.A.	10,700	$ 122,830
Via Varejo S.A.	22,800	142,957
		$ 265,787
Telecommunications - Wireless – 2.8%
Advanced Info Service PLC	51,300	$ 305,491
China Mobile Ltd.	3,500	31,376
LG Uplus Corp.	4,196	45,427
Mobile TeleSystems PJSC, ADR	13,023	124,760
Play Communications S.A.	9,493	63,976
SK Telecom Co. Ltd.	709	145,876
		$ 716,906
Telephone Services – 0.7%
PT XL Axiata Tbk (a)	443,900	$ 66,943
Telekomunikacja Polska S.A. (a)	82,332	111,641
		$ 178,584
Tobacco – 1.5%
ITC Ltd.	78,502	$ 315,092
PT Gudang Garam Tbk	12,800	62,966
		$ 378,058
Utilities - Electric Power – 2.1%
China Longyuan Power Group	229,000	$ 210,510
Engie Brasil Energia S.A.	11,200	110,947
NTPC Ltd.	91,801	227,725
		$ 549,182
Utilities - Water – 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	11,100	$ 76,379
Total Common Stocks		$24,285,029
Preferred Stocks – 3.6%
Electronics – 0.6%
Samsung Electronics Co. Ltd.	4,431	$ 166,162
Food & Drug Stores – 1.2%
Cia Brasileira de Distribuicao	14,000	$ 296,063
Major Banks – 1.1%
Banco Bradesco S.A.	34,597	$ 271,952
Telephone Services – 0.4%
Telefonica Brasil S.A	9,200	$ 110,726
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Utilities - Electric Power – 0.3%
Companhia Paranaense de Energia	11,000	$ 69,051
Total Preferred Stocks		$ 913,954
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.82% (v)	308,643	$ 308,613
Other Assets, Less Liabilities – 0.1%		24,646
Net Assets – 100.0%		$25,532,242
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $308,613 and $25,198,983, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,605,168	$6,032,477	$—	$8,637,645
South Korea	795,795	2,840,352	—	3,636,147
Taiwan	295,473	2,335,851	—	2,631,324
Brazil	850,977	1,179,305	—	2,030,282
India	189,747	1,615,629	—	1,805,376
South Africa	1,399,060	—	—	1,399,060
Thailand	—	1,159,230	—	1,159,230
Russia	1,082,132	—	—	1,082,132
Mexico	456,477	—	—	456,477
Other Countries	1,721,402	639,908	—	2,361,310
Mutual Funds	308,613	—	—	308,613
Total	$9,704,844	$15,802,752	$—	$25,507,596
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $11,546,334 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	253,555	9,647,623	(9,592,535)	308,643
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$58	$(1)	$—	$4,529	$308,613

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
China	33.8%
South Korea	14.2%
Taiwan	10.3%
Brazil	8.0%
India	7.1%
South Africa	5.5%
Thailand	4.5%
Russia	4.2%
United States	2.0%
Other Countries	10.4%
7

Quarterly Report
May 31, 2018
MFS®  Blended Research®
Global Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace – 2.5%
Boeing Co.	271	$ 95,435
Northrop Grumman Corp.	136	44,506
		$ 139,941
Airlines – 1.7%
Aena S.A.	283	$ 54,357
Air Canada (a)	2,311	40,941
		$ 95,298
Apparel Manufacturers – 1.6%
LVMH Moet Hennessy Louis Vuitton SE	264	$ 91,678
Automotive – 3.1%
Magna International, Inc.	1,350	$ 86,494
Toyota Motor Corp.	1,400	88,614
		$ 175,108
Biotechnology – 1.0%
Biogen, Inc. (a)	89	$ 26,162
Celgene Corp. (a)	157	12,353
Incyte Corp. (a)	250	17,068
		$ 55,583
Brokerage & Asset Managers – 1.8%
Apollo Global Management LLC, “A”	2,354	$ 73,727
IG Group Holdings PLC	2,545	29,248
		$ 102,975
Business Services – 1.6%
Cognizant Technology Solutions Corp., “A”	230	$ 17,330
DXC Technology Co.	797	73,412
		$ 90,742
Cable TV – 1.4%
Comcast Corp., “A”	2,134	$ 66,538
Liberty Global PLC, “C” (a)	390	10,795
		$ 77,333
Chemicals – 0.9%
CF Industries Holdings, Inc.	914	$ 37,602
Mitsubishi Chemical Holdings Corp.	1,700	15,671
		$ 53,273
Computer Software – 4.4%
Adobe Systems, Inc. (a)	393	$ 97,967
Check Point Software Technologies Ltd. (a)	437	42,546
Microsoft Corp.	908	89,747
Salesforce.com, Inc. (a)	150	19,400
		$ 249,660
Computer Software - Systems – 2.4%
Apple, Inc.	201	$ 37,561
Hitachi Ltd.	10,000	72,854
Hon Hai Precision Industry Co. Ltd., GDR	4,766	27,261
		$ 137,676
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.0%
Owens Corning	919	$ 58,099
Consumer Products – 1.3%
Essity AB	2,027	$ 51,485
Kimberly-Clark Corp.	190	19,161
		$ 70,646
Consumer Services – 1.5%
Bookings Holdings, Inc. (a)	34	$ 71,703
Localiza Rent a Car S.A.	2,300	15,219
		$ 86,922
Electrical Equipment – 1.3%
Schneider Electric S.A.	861	$ 74,263
Electronics – 4.2%
Applied Materials, Inc.	755	$ 38,339
NVIDIA Corp.	70	17,653
Samsung Electronics Co. Ltd.	1,950	91,535
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,361	91,371
		$ 238,898
Energy - Independent – 3.0%
CNOOC Ltd.	18,000	$ 30,502
Marathon Petroleum Corp.	611	48,287
Phillips 66	766	89,232
		$ 168,021
Energy - Integrated – 3.1%
BP PLC	10,202	$ 78,158
China Petroleum & Chemical Corp.	18,000	17,602
Galp Energia SGPS S.A., “B”	2,867	53,275
LUKOIL PJSC, ADR	420	28,031
		$ 177,066
Engineering - Construction – 0.3%
Bouygues S.A.	390	$ 18,027
Food & Beverages – 2.8%
Bakkafrost P/f	710	$ 37,189
Marine Harvest	3,060	61,217
Tyson Foods, Inc., “A”	918	61,938
		$ 160,344
Food & Drug Stores – 0.7%
Seven & I Holdings Co. Ltd.	400	$ 17,667
Wesfarmers Ltd.	638	21,923
		$ 39,590
Forest & Paper Products – 0.4%
Svenska Cellulosa Aktiebolaget	2,027	$ 22,451
Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	383	$ 40,207
General Merchandise – 0.2%
Kohl's Corp.	197	$ 13,150
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.6%
Cigna Corp.	101	$ 17,106
Humana Inc.	59	17,168
		$ 34,274
Insurance – 4.2%
Athene Holding Ltd. (a)	1,142	$ 51,013
MetLife, Inc.	1,583	72,802
Prudential Financial, Inc.	452	43,772
Zurich Insurance Group AG	238	70,560
		$ 238,147
Internet – 5.0%
Alphabet, Inc., “A” (a)	111	$ 122,100
Alphabet, Inc., “C” (a)	34	36,889
Facebook, Inc., “A” (a)	651	124,849
		$ 283,838
Machinery & Tools – 1.9%
Eaton Corp. PLC	933	$ 71,449
Glory Ltd.	1,300	38,407
		$ 109,856
Major Banks – 8.0%
Banco Bradesco S.A., ADR	3,803	$ 29,854
Bank of America Corp.	1,860	54,014
Bank of China Ltd.	54,000	28,038
BNP Paribas	1,103	68,419
China Construction Bank	35,000	35,253
Royal Bank of Canada	464	35,070
Sumitomo Mitsui Financial Group, Inc.	1,700	70,211
Toronto-Dominion Bank	1,313	76,657
UBS AG	3,839	57,842
		$ 455,358
Medical & Health Technology & Services – 4.4%
Express Scripts Holding Co. (a)	756	$ 57,313
HCA Healthcare, Inc.	785	80,965
McKesson Corp.	511	72,531
Walgreens Boots Alliance, Inc.	590	36,810
		$ 247,619
Metals & Mining – 2.4%
POSCO	221	$ 69,604
Rio Tinto Ltd.	1,169	65,890
		$ 135,494
Natural Gas - Distribution – 0.5%
ENGIE	1,724	$ 27,279
Network & Telecom – 1.5%
Cisco Systems, Inc.	2,003	$ 85,548
Other Banks & Diversified Financials – 2.7%
Credicorp Ltd.	131	$ 29,006
DBS Group Holdings Ltd.	1,700	35,858
Discover Financial Services	852	62,929
ORIX Corp.	1,500	25,073
		$ 152,866
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.8%
Bayer AG	636	$ 75,734
Bristol-Myers Squibb Co.	1,524	80,193
Eli Lilly & Co.	977	83,084
Pfizer, Inc.	1,434	51,524
Shionogi & Co. Ltd.	700	36,628
		$ 327,163
Printing & Publishing – 0.8%
Transcontinental, Inc., “A”	1,938	$ 43,675
Real Estate – 2.4%
CK Asset Holdings Ltd.	8,500	$ 70,985
Medical Properties Trust, Inc., REIT	1,381	18,740
Store Capital Corp., REIT	1,633	43,765
		$ 133,490
Restaurants – 2.4%
Aramark	1,037	$ 40,257
Greggs PLC	2,774	38,941
U.S. Foods Holding Corp. (a)	1,578	56,303
		$ 135,501
Specialty Chemicals – 1.5%
Covestro AG	350	$ 31,890
Methanex Corp.	769	52,446
		$ 84,336
Specialty Stores – 2.6%
Best Buy Co., Inc.	886	$ 60,469
Ross Stores, Inc.	408	32,183
Urban Outfitters, Inc. (a)	1,370	56,910
		$ 149,562
Telecommunications - Wireless – 1.9%
KDDI Corp.	1,000	$ 26,995
SK Telecom Co. Ltd.	207	42,590
Vodafone Group PLC	14,184	36,169
		$ 105,754
Tobacco – 2.3%
Japan Tobacco, Inc.	2,000	$ 53,904
Philip Morris International, Inc.	951	75,643
		$ 129,547
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	3,500	$ 36,737
Exelon Corp.	1,725	71,398
SSE PLC	2,749	49,973
		$ 158,108
Total Common Stocks		$5,474,366
Preferred Stocks – 1.4%
Major Banks – 1.0%
Itau Unibanco Holding S.A.	5,050	$ 58,200
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Telephone Services – 0.4%
Telecom Italia S.p.A.	30,782	$ 21,556
Total Preferred Stocks		$ 79,756
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 1.82% (v)	155,980	$ 155,964
Other Assets, Less Liabilities – (0.7)%		(41,585)
Net Assets – 100.0%		$5,668,501
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $155,964 and $5,554,122, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,855,098	$—	$—	$2,855,098
Japan	—	446,024	—	446,024
Canada	335,283	—	—	335,283
United Kingdom	298,379	—	—	298,379
France	279,667	—	—	279,667
South Korea	69,604	134,125	—	203,729
Switzerland	128,402	—	—	128,402
Taiwan	118,632	—	—	118,632
China	17,603	93,793	—	111,396
Other Countries	609,576	167,936	—	777,512
Mutual Funds	155,964	—	—	155,964
Total	$4,868,208	$841,878	—	$5,710,086
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $622,214 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	107,563	1,049,983	(1,001,566)	155,980
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(4)	$—	$—	$1,061	$155,964

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
United States	52.3%
Japan	7.9%
Canada	5.9%
United Kingdom	5.3%
France	4.9%
South Korea	3.6%
Switzerland	2.3%
Taiwan	2.1%
China	2.0%
Other Countries	13.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
7

Quarterly Report
May 31, 2018
MFS®  Blended Research®
International
Equity Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Airlines – 1.9%
Aena S.A.	16,335	$ 3,137,545
Air Canada (a)	127,578	2,260,116
		$ 5,397,661
Alcoholic Beverages – 0.7%
China Resources Beer Holdings Co. Ltd.	380,000	$ 1,845,930
Apparel Manufacturers – 2.2%
Compagnie Financiere Richemont S.A.	15,488	$ 1,419,629
LVMH Moet Hennessy Louis Vuitton SE	13,470	4,677,679
		$ 6,097,308
Automotive – 4.4%
DENSO Corp.	12,100	$ 586,500
Magna International, Inc.	58,586	3,753,605
PSA Peugeot Citroen S.A.	103,041	2,402,578
Toyota Motor Corp.	89,700	5,677,599
		$ 12,420,282
Broadcasting – 0.3%
ProSiebenSat.1 Media AG	24,329	$ 715,881
Brokerage & Asset Managers – 1.8%
Hong Kong Exchanges & Clearing Ltd.	85,700	$ 2,754,096
IG Group Holdings PLC	193,610	2,225,012
		$ 4,979,108
Business Services – 2.0%
Ashtead Group PLC	43,188	$ 1,338,274
Infosys Ltd.	130,831	2,384,997
Marubeni Corp.	234,400	1,820,852
		$ 5,544,123
Chemicals – 0.9%
Mitsubishi Chemical Holdings Corp.	280,100	$ 2,582,004
Computer Software – 0.5%
Check Point Software Technologies Ltd. (a)	14,853	$ 1,446,088
Computer Software - Systems – 4.0%
Amadeus IT Group S.A.	41,437	$ 3,289,208
Hitachi Ltd.	584,000	4,254,673
Hon Hai Precision Industry Co. Ltd., GDR	455,222	2,603,870
NICE Systems Ltd., ADR (a)	9,740	1,030,005
		$ 11,177,756
Conglomerates – 0.4%
First Pacific Co. Ltd.	2,136,000	$ 1,078,458
Construction – 0.3%
Persimmon PLC	25,190	$ 948,333
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Essity AB	95,133	$ 2,416,323
KOSE Corp.	9,200	1,994,102
		$ 4,410,425
Consumer Services – 0.3%
Kroton Educacional S.A.	255,400	$ 741,363
Electrical Equipment – 2.9%
Legrand S.A.	55,995	$ 4,224,852
Schneider Electric S.A.	43,926	3,788,729
		$ 8,013,581
Electronics – 3.6%
Samsung Electronics Co. Ltd.	104,137	$ 4,888,302
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	130,829	5,063,082
		$ 9,951,384
Energy - Independent – 1.6%
CNOOC Ltd.	2,576,000	$ 4,365,149
Energy - Integrated – 6.2%
BP PLC	755,706	$ 5,789,500
China Petroleum & Chemical Corp.	4,224,000	4,130,722
Eni S.p.A.	153,151	2,773,349
Galp Energia SGPS S.A., “B”	175,305	3,257,528
LUKOIL PJSC, ADR	20,373	1,358,064
		$ 17,309,163
Engineering - Construction – 1.1%
Bouygues S.A.	43,293	$ 2,001,187
Hochtief AG	6,438	1,183,142
		$ 3,184,329
Food & Beverages – 2.5%
Bakkafrost P/f	80,779	$ 4,231,107
Marine Harvest	103,247	2,065,520
Nestle S.A.	10,873	820,550
		$ 7,117,177
Food & Drug Stores – 2.1%
Seven & I Holdings Co. Ltd.	93,100	$ 4,112,049
Tesco PLC	300,567	981,716
Wesfarmers Ltd.	18,847	647,605
		$ 5,741,370
Forest & Paper Products – 0.3%
Svenska Cellulosa Aktiebolaget	64,161	$ 710,645
Health Maintenance Organizations – 0.3%
Qualicorp S.A.	158,600	$ 811,302
Insurance – 5.3%
Aegon N.V.	137,855	$ 858,335
AIA Group Ltd.	68,400	624,147
AMP Ltd.	277,306	816,834
Legal & General Group PLC	513,184	1,840,580
Manulife Financial Corp.	170,815	3,222,378
MS+AD Insurance Group	60,900	1,933,431
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Sompo Holdings, Inc.	35,000	$ 1,516,040
Zurich Insurance Group AG	13,137	3,894,715
		$ 14,706,460
Internet – 2.2%
Alibaba Group Holding Ltd., ADR (a)	2,179	$ 431,464
Baidu, Inc., ADR (a)	15,560	3,774,233
Tencent Holdings Ltd.	39,700	2,001,184
		$ 6,206,881
Machinery & Tools – 2.4%
Atlas Copco AB, “A”	85,118	$ 3,378,043
Ebara Corp.	56,200	1,928,530
Glory Ltd.	47,400	1,400,368
		$ 6,706,941
Major Banks – 10.3%
Banco do Brasil S.A.	201,100	$ 1,630,963
Bank of China Ltd.	1,928,000	1,001,049
Barclays Africa Group Ltd.	138,255	1,755,936
BNP Paribas	60,896	3,777,368
China Construction Bank	3,757,000	3,784,152
Industrial & Commercial Bank of China, “H”	4,714,000	3,878,091
National Australia Bank Ltd.	176,500	3,567,566
Nedbank Group Ltd.	63,995	1,375,415
Sumitomo Mitsui Financial Group, Inc.	30,300	1,251,402
Toronto-Dominion Bank	42,861	2,502,654
Westpac Banking Corp.	210,310	4,415,602
		$ 28,940,198
Medical & Health Technology & Services – 0.3%
Sinopharm Group Co. Ltd., “H”	189,200	$ 840,680
Medical Equipment – 0.8%
Nihon Kohden Corp.	80,700	$ 2,240,327
Metals & Mining – 3.3%
Anglo American PLC	125,526	$ 2,998,953
JFE Holdings, Inc.	58,500	1,205,820
POSCO	5,177	1,630,495
Teck Resources Ltd., “B”	102,036	2,772,318
Ternium S.A., ADR	19,245	687,431
		$ 9,295,017
Natural Gas - Distribution – 1.2%
ENGIE (l)	135,871	$ 2,149,900
Tokyo Gas Co. Ltd.	41,400	1,125,758
		$ 3,275,658
Network & Telecom – 0.9%
LM Ericsson Telephone Co., “B”	362,481	$ 2,628,872
Other Banks & Diversified Financials – 4.1%
DBS Group Holdings Ltd.	36,400	$ 767,795
Hana Financial Group, Inc.	37,275	1,434,475
Intesa Sanpaolo S.p.A.	1,275,917	3,750,657
ORIX Corp.	124,500	2,081,071
Rural Electrification Corp. Ltd.	290,276	507,087
Sberbank of Russia, ADR	162,831	2,341,438
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Turkiye Garanti Bankasi A.S.	372,730	$ 733,531
		$ 11,616,054
Pharmaceuticals – 6.1%
Bayer AG	39,614	$ 4,717,215
Kyowa Hakko Kirin Co. Ltd.	91,200	1,855,003
Novartis AG	71,895	5,322,097
Roche Holding AG	23,765	5,088,883
		$ 16,983,198
Printing & Publishing – 1.3%
Toppan Printing Co. Ltd.	97,000	$ 788,953
Transcontinental, Inc., “A”	128,504	2,895,948
		$ 3,684,901
Railroad & Shipping – 0.5%
East Japan Railway Co.	12,800	$ 1,262,692
Real Estate – 2.6%
CK Asset Holdings Ltd.	450,000	$ 3,758,033
Link REIT	67,500	597,269
TAG Immobilien AG	115,351	2,431,366
Wheelock & Co. Ltd.	77,000	578,394
		$ 7,365,062
Restaurants – 1.7%
Domino’s Pizza Group PLC	352,270	$ 1,779,503
Greggs PLC	144,769	2,032,259
SSP Group PLC	121,263	1,039,586
		$ 4,851,348
Specialty Chemicals – 2.7%
Covestro AG	21,856	$ 1,991,427
Methanex Corp.	50,386	3,436,325
PTT Global Chemical PLC	803,900	2,242,828
		$ 7,670,580
Specialty Stores – 1.2%
Just Eat PLC (a)	78,389	$ 878,461
K's Holdings Corp.	148,000	1,789,958
Ryohin Keikaku Co. Ltd.	2,000	677,819
		$ 3,346,238
Telecommunications - Wireless – 2.1%
Millicom International Cellular S.A.	11,408	$ 719,217
TIM Participacoes S.A., ADR	71,221	1,274,856
Vodafone Group PLC	1,524,002	3,886,145
		$ 5,880,218
Telephone Services – 1.1%
Com Hem Holding AB	110,073	$ 1,862,196
PT XL Axiata Tbk (a)	4,287,100	646,524
Telekomunikacja Polska S.A. (a)	495,495	671,880
		$ 3,180,600
Tobacco – 3.0%
British American Tobacco PLC	90,821	$ 4,671,158
Japan Tobacco, Inc.	143,200	3,859,555
		$ 8,530,713
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	71,000	$ 745,232
Enel S.p.A.	350,120	1,924,976
SSE PLC	191,284	3,477,327
		$ 6,147,535
Total Common Stocks		$271,948,993
Preferred Stocks – 1.0%
Food & Drug Stores – 0.5%
Cia Brasileira de Distribuicao	62,000	$ 1,311,135
Major Banks – 0.5%
Itau Unibanco Holding S.A.	131,540	$ 1,515,977
Total Preferred Stocks		$ 2,827,112
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.82% (v)	3,046,619	$ 3,046,314
Other Assets, Less Liabilities – 0.7%		2,039,039
Net Assets – 100.0%		$279,861,458
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,046,314 and $274,776,105, respectively.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,240,327	$43,704,182	$—	$45,944,509
United Kingdom	33,886,804	—	—	33,886,804
China	11,023,030	15,029,625	—	26,052,655
France	23,022,294	—	—	23,022,294
Canada	20,843,345	—	—	20,843,345
Switzerland	16,545,874	—	—	16,545,874
Sweden	11,715,296	—	—	11,715,296
Germany	11,039,031	—	—	11,039,031
Hong Kong	5,433,759	4,701,869	—	10,135,628
Other Countries	48,812,982	26,777,687	—	75,590,669
Mutual Funds	3,046,314	—	—	3,046,314
Total	$187,609,056	$90,213,363	$—	$277,822,419
For further information regarding security characteristics, see the Portfolio of Investments.
6

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $50,798,210 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Securities Lending Collateral
At May 31, 2018, the value of securities loaned was $1,863,657. These loans were collateralized by U.S. Treasury Obligations of $1,990,368.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,552,926	131,515,090	(130,021,397)	3,046,619
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(213)	$(115)	$—	$41,083	$3,046,314

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
Japan	16.4%
United Kingdom	12.1%
China	9.3%
France	8.2%
Canada	7.5%
Switzerland	5.9%
Sweden	4.2%
Germany	4.0%
Hong Kong	3.6%
Other Countries	28.8%
7

Quarterly Report
May 31, 2018
MFS®  Global New
Discovery Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace – 4.2%
CACI International, Inc., “A” (a)	2,621	$ 436,790
Curtiss-Wright Corp.	1,945	247,501
FLIR Systems, Inc.	7,049	379,941
LISI Group	11,582	459,004
MTU Aero Engines Holding AG	1,665	314,744
Singapore Technologies Engineering Ltd.	118,300	306,421
		$ 2,144,401
Alcoholic Beverages – 0.3%
Thai Beverage PLC	304,800	$ 173,862
Apparel Manufacturers – 0.7%
Burberry Group PLC	5,701	$ 156,802
Hanesbrands, Inc.	11,136	203,009
		$ 359,811
Automotive – 6.2%
CoPart, Inc. (a)	9,153	$ 501,859
Hella KGaA Hueck & Co.	5,322	334,727
Kar Auction Services, Inc.	7,790	411,078
Koito Manufacturing Co. Ltd.	7,800	571,532
LKQ Corp. (a)	11,753	373,393
Stanley Electric Co. Ltd.	11,300	383,708
Thai Stanley Electric PLC	13,800	109,572
USS Co. Ltd.	15,300	288,783
WABCO Holdings, Inc. (a)	1,906	230,493
		$ 3,205,145
Brokerage & Asset Managers – 2.2%
Brewin Dolphin Holdings PLC	41,853	$ 204,857
Invesco Ltd.	9,377	256,180
NASDAQ, Inc.	5,397	495,768
Rathbone Brothers PLC	5,587	180,775
		$ 1,137,580
Business Services – 10.2%
Ahlsell AB	50,626	$ 307,978
Asiakastieto Group Oyj	10,078	349,916
Auto Trader Group PLC	46,191	216,511
Bunzl PLC	16,806	511,611
Cerved Information Solutions S.p.A.	25,187	263,679
CoStar Group, Inc. (a)	583	222,251
Diploma PLC	7,977	133,189
Fiserv, Inc. (a)	4,344	315,374
FleetCor Technologies, Inc. (a)	1,794	357,634
Global Payments, Inc.	4,499	500,109
Plastic Omnium SA	4,273	197,416
Sodexo	902	87,543
Total System Services, Inc.	4,849	413,086
WNS (Holdings) Ltd., ADR (a)	5,622	287,509
Worldpay, Inc. (a)	3,802	302,145
Yext, Inc. (a)	18,776	288,963
Zendesk, Inc. (a)	9,193	513,797
		$ 5,268,711

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 3.8%
8x8, Inc. (a)	11,253	$ 210,431
Cadence Design Systems, Inc. (a)	7,866	333,912
DocuSign, Inc. (a)	1,142	56,883
OBIC Business Consultants Co. Ltd.	3,600	268,293
OBIC Co. Ltd.	8,200	707,094
Pluralsight, Inc., “A” (a)	3,159	67,982
RingCentral, Inc. (a)	3,986	301,939
		$ 1,946,534
Computer Software - Systems – 4.4%
Amadeus IT Group S.A.	6,122	$ 485,955
Box, Inc. (a)	10,676	274,160
EVO Payments, Inc., “A” (a)	14,284	306,820
Linx S.A.	33,000	168,365
NICE Systems Ltd., ADR (a)	5,766	609,755
SS&C Technologies Holdings, Inc.	8,403	427,797
		$ 2,272,852
Conglomerates – 0.3%
DCC PLC	1,738	$ 166,696
Construction – 1.7%
GMS, Inc. (a)	12,464	$ 373,297
Somfy SA	1,635	164,380
Techtronic Industries Co. Ltd.	30,500	182,964
Volution Group PLC	48,122	134,339
		$ 854,980
Consumer Products – 0.7%
Dabur India Ltd.	28,304	$ 160,520
Mitsubishi Pencil Co. Ltd.	10,700	221,267
		$ 381,787
Consumer Services – 4.2%
51job, Inc., ADR (a)	5,008	$ 532,851
Asante, Inc.	17,300	361,821
Bright Horizons Family Solutions, Inc. (a)	5,104	516,525
China Maple Leaf Educational Systems	286,000	544,783
Heian Ceremony Service Co.	27,300	223,349
		$ 2,179,329
Containers – 3.1%
Berry Global Group, Inc. (a)	11,604	$ 560,357
Fuji Seal International, Inc.	15,200	594,128
Gerresheimer AG	2,922	227,674
Mayr-Melnhof Karton AG	1,583	226,885
		$ 1,609,044
Electrical Equipment – 5.5%
AMETEK, Inc.	5,135	$ 375,009
HD Supply Holdings, Inc. (a)	11,848	482,569
Hubbell, Inc.	3,949	425,268
IMI PLC	16,572	255,548
Littlefuse, Inc.	1,901	412,612
Sensata Technologies Holding PLC (a)	8,894	454,394
TE Connectivity Ltd.	4,436	412,903
		$ 2,818,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.5%
Analog Devices, Inc.	2,580	$ 250,724
Inphi Corp. (a)	8,254	278,820
Kardex AG	1,444	221,230
		$ 750,774
Entertainment – 0.8%
Live Nation, Inc. (a)	9,360	$ 399,017
Food & Beverages – 2.3%
Bakkafrost P/f	7,794	$ 408,240
Cranswick PLC	6,786	304,368
M. Dias Branco S.A. Industria e Comercio de Alimentos	11,700	131,953
S Foods, Inc.	7,800	320,838
		$ 1,165,399
Forest & Paper Products – 0.3%
Suzano Papel e Celulose	14,200	$ 164,343
Furniture & Appliances – 0.6%
SEB S.A.	1,573	$ 284,113
Gaming & Lodging – 1.7%
Dalata Hotel Group PLC (a)	51,633	$ 402,612
Paddy Power Betfair PLC	2,743	332,188
Shangri-La Asia Ltd.	80,000	159,191
		$ 893,991
General Merchandise – 1.2%
B&M European Value Retail S.A.	34,471	$ 184,671
Dollar Tree, Inc. (a)	2,108	174,100
Dollarama, Inc.	2,116	244,223
		$ 602,994
Insurance – 0.4%
Sony Financial Holdings, Inc.	12,400	$ 227,104
Internet – 3.2%
LogMeIn, Inc.	5,220	$ 563,238
Rightmove PLC	8,233	537,596
ZPG PLC	84,529	550,607
		$ 1,651,441
Leisure & Toys – 0.4%
Thule Group AB	7,555	$ 187,609
Machinery & Tools – 3.3%
Daikin Industries Ltd.	2,200	$ 253,198
Lincoln Electric Holdings, Inc.	2,844	254,823
Nissei ASB Machine Co. Ltd.	9,700	459,980
Ritchie Bros. Auctioneers, Inc.	8,965	305,527
Shima Seiki MFG Ltd.	4,000	225,656
Spirax Sarco Engineering PLC	2,751	226,005
		$ 1,725,189
Medical & Health Technology & Services – 2.9%
Capital Senior Living Corp. (a)	10,716	$ 116,912
ICON PLC (a)	4,520	582,990
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	386,968	331,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Syneos Health, Inc. (a)	10,660	$ 458,380
		$ 1,489,911
Medical Equipment – 5.7%
Fukuda Denshi Co. Ltd.	6,400	$ 475,270
Masimo Corp. (a)	2,965	293,683
Nakanishi, Inc.	9,000	189,271
PerkinElmer, Inc.	5,245	389,861
QIAGEN N.V. (a)	8,950	324,974
Quidel Corp. (a)	7,240	453,948
Sonova Holding AG	589	102,788
Steris PLC	4,706	488,671
Techno Medica Co. Ltd.	10,500	193,800
		$ 2,912,266
Natural Gas - Pipeline – 0.2%
EQT Midstream Partners LP	2,215	$ 123,663
Network & Telecom – 0.5%
Interxion Holding N.V. (a)	4,211	$ 268,914
Oil Services – 0.8%
Aker Solutions ASA (a)	34,057	$ 223,420
Liberty Oilfield Services, Inc. (a)(l)	9,069	192,807
		$ 416,227
Other Banks & Diversified Financials – 2.9%
AEON Thana Sinsap Public Co. Ltd.	64,900	$ 320,544
Bank of the Ozarks, Inc.	4,272	203,091
First Republic Bank	2,232	222,307
Shriram City Union Finance Ltd.	1,817	59,774
Wintrust Financial Corp.	4,925	453,642
Zions Bancorporation	4,644	254,538
		$ 1,513,896
Pharmaceuticals – 0.2%
Genomma Lab Internacional S.A., “B” (a)	133,566	$ 113,176
Railroad & Shipping – 1.2%
DFDS A/S	4,197	$ 249,447
DP World Ltd.	8,879	199,778
GMexico Transportes S.A.B. de C.V	56,400	77,511
StealthGas, Inc. (a)	23,034	91,445
		$ 618,181
Real Estate – 5.4%
Atrium European Real Estate Ltd.	46,935	$ 220,026
Big Yellow Group PLC, REIT	19,920	246,270
Concentradora Fibra Danhos S.A. de C.V., REIT	113,062	172,615
Fibra Uno Administracion S.A.	103,185	142,429
Hibernia PLC, REIT	77,343	133,999
LEG Immobilien AG	2,031	222,618
Medical Properties Trust, Inc., REIT	16,009	217,242
OUTFRONT Media, Inc., REIT	7,225	143,344
PLA Administratora Industrial, S.A. de R.L. de C.V.	115,166	164,047
STAG Industrial, Inc., REIT	15,086	401,891
Store Capital Corp., REIT	15,457	414,248

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Unite Group PLC, REIT	28,839	$ 325,674
		$ 2,804,403
Restaurants – 2.7%
Dave & Buster's, Inc. (a)	8,244	$ 343,280
Performance Food Group Co. (a)	14,308	511,511
U.S. Foods Holding Corp. (a)	14,959	533,737
		$ 1,388,528
Special Products & Services – 0.4%
Boyd Group Income Fund, IEU	2,607	$ 228,650
Specialty Chemicals – 5.7%
Axalta Coating Systems Ltd. (a)	8,042	$ 250,187
Borregaard ASA	30,312	336,360
Croda International PLC	7,046	436,671
Ferro Corp. (a)	10,817	221,316
IMCD Group NV	2,525	156,596
RPM International, Inc.	6,361	314,869
Symrise AG	6,519	529,357
Taisei Lamick Co. Ltd.	9,500	271,107
Univar, Inc. (a)	15,455	421,458
		$ 2,937,921
Specialty Stores – 3.1%
Dufry AG	3,068	$ 418,519
Just Eat PLC (a)	37,372	418,807
Takeaway.Com Holding B.V. (a)	4,684	273,518
Tractor Supply Co.	4,939	367,017
XXL ASA	10,926	99,343
		$ 1,577,204
Trucking – 1.9%
SG Holdings Co. Ltd.	18,900	$ 426,894
Yamato Holdings Co. Ltd.	19,800	567,008
		$ 993,902
Total Common Stocks		$49,957,851
Preferred Stocks – 0.2%
Specialty Chemicals – 0.2%
Fuchs Petrolub SE	2,040	$ 106,985
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 1.82% (v)	1,443,226	$ 1,443,081
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.72% (j)	38,893	$ 38,893
Other Assets, Less Liabilities – 0.1%		57,651
Net Assets – 100.0%		$51,604,461

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,443,081 and $50,103,729, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$22,737,542	$—	$—	$22,737,542
Japan	223,349	7,006,754	—	7,230,103
United Kingdom	5,190,995	—	—	5,190,995
Germany	2,061,080	—	—	2,061,080
France	1,192,456	—	—	1,192,456
China	1,077,634	—	—	1,077,634
Norway	1,067,363	—	—	1,067,363
Netherlands	919,054	—	—	919,054
Ireland	868,799	—	—	868,799
Other Countries	6,489,701	1,230,109	—	7,719,810
Mutual Funds	1,481,974	—	—	1,481,974
Total	$43,309,947	$8,236,863	$—	$51,546,810
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $6,076,126 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	260,547	16,168,280	(14,985,601)	1,443,226
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(16)	$138	$—	$16,620	$1,443,081

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2018, are as follows:
United States	47.0%
Japan	14.0%
United Kingdom	10.1%
Germany	4.0%
France	2.3%
China	2.1%
Norway	2.1%
Netherlands	1.8%
Ireland	1.7%
Other Countries	14.9%

Quarterly Report
May 31, 2018
MFS®  Mid Cap Growth Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace – 4.1%
Curtiss-Wright Corp.	96,372	$ 12,263,337
FLIR Systems, Inc.	629,932	33,953,335
Harris Corp.	303,429	45,656,961
Leidos Holdings, Inc.	344,621	20,697,937
TransDigm Group, Inc.	21,524	7,191,384
		$ 119,762,954
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	150,778	$ 33,635,556
Automotive – 2.9%
CoPart, Inc. (a)	942,335	$ 51,668,228
WABCO Holdings, Inc. (a)	272,566	32,961,407
		$ 84,629,635
Biotechnology – 1.7%
Biomarin Pharmaceutical, Inc. (a)	287,724	$ 25,992,986
Bio-Techne Corp.	165,885	24,935,833
		$ 50,928,819
Broadcasting – 2.3%
Netflix, Inc. (a)	194,805	$ 68,493,438
Brokerage & Asset Managers – 4.2%
Apollo Global Management LLC, “A”	675,978	$ 21,171,631
E*TRADE Financial Corp. (a)	720,299	45,630,942
NASDAQ, Inc.	623,321	57,258,267
		$ 124,060,840
Business Services – 13.7%
CoStar Group, Inc. (a)	67,218	$ 25,624,846
Fidelity National Information Services, Inc.	294,635	30,117,590
Fiserv, Inc. (a)	648,337	47,069,266
FleetCor Technologies, Inc. (a)	146,532	29,211,154
Global Payments, Inc.	553,639	61,542,511
MSCI, Inc.	194,532	31,625,067
Total System Services, Inc.	155,762	13,269,365
TransUnion	717,107	49,193,540
Tyler Technologies, Inc. (a)	113,048	26,184,178
Verisk Analytics, Inc., “A” (a)	462,482	49,134,088
Worldpay, Inc. (a)	514,224	40,865,381
		$ 403,836,986
Chemicals – 0.7%
Ingevity Corp. (a)	278,037	$ 21,169,737
Computer Software – 4.8%
Autodesk, Inc. (a)	356,018	$ 45,961,924
Cadence Design Systems, Inc. (a)	1,091,503	46,334,302
DocuSign, Inc. (a)	115,473	5,751,710
PTC, Inc. (a)	518,860	44,746,487
		$ 142,794,423
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.5%
Constellation Software, Inc.	15,992	$ 12,595,519
Guidewire Software, Inc. (a)	233,758	21,702,093
NICE Systems Ltd., ADR (a)	245,032	25,912,134
ServiceNow, Inc. (a)	205,320	36,466,885
Square, Inc., “A” (a)	289,365	16,855,512
SS&C Technologies Holdings, Inc.	985,442	50,168,852
		$ 163,700,995
Construction – 5.9%
Armstrong World Industries, Inc. (a)	250,402	$ 15,174,361
Lennox International, Inc.	156,499	31,817,812
Pool Corp.	240,076	34,311,662
Siteone Landscape Supply, Inc. (a)	682,803	51,654,047
Vulcan Materials Co.	317,472	40,553,873
		$ 173,511,755
Consumer Products – 0.6%
Scotts Miracle-Gro Co.	197,424	$ 16,806,705
Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc. (a)	861,754	$ 87,209,505
Containers – 0.6%
CCL Industries, Inc.	378,290	$ 18,721,942
Electrical Equipment – 5.7%
AMETEK, Inc.	844,469	$ 61,671,571
Amphenol Corp., “A”	483,937	42,068,643
Littlefuse, Inc.	149,583	32,466,990
Mettler-Toledo International, Inc. (a)	58,067	31,979,820
		$ 168,187,024
Electronics – 4.5%
Monolithic Power Systems, Inc.	348,339	$ 45,914,564
NVIDIA Corp.	182,987	46,147,491
Silicon Laboratories, Inc. (a)	382,563	40,398,653
		$ 132,460,708
Energy - Independent – 1.2%
Energen Corp. (a)	209,320	$ 14,200,269
Parsley Energy, Inc., “A” (a)	384,786	11,343,491
RSP Permian, Inc. (a)	217,173	9,499,147
		$ 35,042,907
Entertainment – 1.2%
Six Flags Entertainment Corp.	546,096	$ 35,234,114
Food & Beverages – 1.0%
Chr. Hansen Holding A.S.	250,988	$ 24,102,795
Monster Worldwide, Inc. (a)	90,318	4,620,669
		$ 28,723,464
Gaming & Lodging – 2.6%
MGM Mirage	1,021,962	$ 32,140,705
Paddy Power Betfair PLC	103,873	12,579,413
Vail Resorts, Inc.	136,822	32,945,369
		$ 77,665,487
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.5%
Dollar Tree, Inc. (a)	233,749	$ 19,305,330
Five Below, Inc. (a)	362,141	25,606,990
		$ 44,912,320
Insurance – 1.1%
Aon PLC	229,418	$ 32,088,696
Internet – 1.9%
IAC/InterActiveCorp (a)	63,025	$ 9,777,698
LogMeIn, Inc.	282,121	30,440,856
Match Group, Inc. (a)(l)	170,398	7,011,878
Wix.com Ltd. (a)	105,455	9,169,312
		$ 56,399,744
Leisure & Toys – 3.5%
Electronic Arts, Inc. (a)	364,624	$ 47,732,928
Take-Two Interactive Software, Inc. (a)	494,865	55,464,469
		$ 103,197,397
Machinery & Tools – 3.0%
Colfax Corp. (a)	46,962	$ 1,436,098
Gardner Denver Holdings, Inc. (a)	413,873	13,604,006
Roper Technologies, Inc.	192,329	53,042,415
SPX FLOW, Inc. (a)	107,681	4,691,661
Xylem, Inc.	242,073	17,041,939
		$ 89,816,119
Medical & Health Technology & Services – 1.1%
Henry Schein, Inc. (a)	107,604	$ 7,446,197
ICON PLC (a)	186,971	24,115,519
		$ 31,561,716
Medical Equipment – 8.4%
Abiomed, Inc. (a)	24,761	$ 9,437,408
Align Technology, Inc. (a)	118,755	39,420,722
Cooper Cos., Inc.	110,508	25,009,066
DexCom, Inc. (a)	111,696	9,828,131
Edwards Lifesciences Corp. (a)	160,636	22,056,929
Integra LifeSciences Holdings Corp. (a)	82,428	5,319,903
Nevro Corp. (a)	77,356	6,087,144
PerkinElmer, Inc.	917,923	68,229,217
QIAGEN N.V. (a)	537,824	19,528,389
Steris PLC	426,548	44,292,744
		$ 249,209,653
Other Banks & Diversified Financials – 0.7%
First Republic Bank	216,436	$ 21,557,026
Pollution Control – 0.4%
Clean Harbors, Inc. (a)	238,995	$ 12,666,735
Printing & Publishing – 0.8%
IHS Markit Ltd. (a)	482,697	$ 23,787,308
Railroad & Shipping – 1.4%
Kansas City Southern Co.	372,485	$ 39,911,768
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 0.8%
Extra Space Storage, Inc., REIT	247,005	$ 23,774,231
Restaurants – 1.4%
Aramark	512,275	$ 19,886,516
Domino's Pizza, Inc.	46,561	11,709,160
Dunkin Brands Group, Inc.	167,005	10,693,330
		$ 42,289,006
Specialty Chemicals – 1.0%
Axalta Coating Systems Ltd. (a)	639,385	$ 19,891,267
Univar, Inc. (a)	291,977	7,962,213
		$ 27,853,480
Specialty Stores – 2.2%
Lululemon Athletica, Inc. (a)	179,032	$ 18,807,312
O'Reilly Automotive, Inc. (a)	62,846	16,931,341
Ross Stores, Inc.	241,205	19,026,250
Tractor Supply Co.	146,749	10,904,918
		$ 65,669,821
Telecommunications - Wireless – 1.4%
SBA Communications Corp., REIT (a)	267,685	$ 42,312,968
Total Common Stocks		$2,893,584,982
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 1.82% (v)	59,713,738	$ 59,707,766
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund, 1.64% (j)	4,980,375	$ 4,980,375
Other Assets, Less Liabilities – (0.1)%		(3,726,045)
Net Assets – 100.0%		$2,954,547,078
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,707,766 and $2,898,565,357, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,893,584,982	$—	$—	$2,893,584,982
Mutual Funds	64,688,141	—	—	64,688,141
Total	$2,958,273,123	$—	$—	$2,958,273,123
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,180,902	425,962,303	(410,429,467)	59,713,738
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,476)	$1,698	$—	$676,148	$59,707,766

6

Quarterly Report
May 31, 2018
MFS®  U.S. Government
Money Market Fund

Portfolio of Investments
5/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 75.1%
Fannie Mae, 1.635%, due 6/11/2018	$13,000,000	$ 12,994,186
Fannie Mae, 1.707%, due 6/19/2018	12,600,000	12,589,416
Fannie Mae, 1.751%, due 6/20/2018	3,762,000	3,758,575
Federal Farm Credit Bank, 1.757%, due 6/21/2018	10,800,000	10,789,620
Federal Farm Credit Bank, 1.759%, due 7/02/2018	7,000,000	6,989,572
Federal Farm Credit Bank, 1.791%, due 7/09/2018	8,000,000	7,985,138
Federal Farm Credit Bank, 1.76%, due 7/12/2018	7,000,000	6,986,208
Federal Home Loan Bank, 1.675%, due 6/01/2018	11,100,000	11,100,000
Federal Home Loan Bank, 1.654%, due 6/04/2018	10,800,000	10,798,533
Federal Home Loan Bank, 1.675%, due 6/06/2018	3,000,000	2,999,304
Federal Home Loan Bank, 1.695%, due 6/06/2018	2,000,000	1,999,542
Federal Home Loan Bank, 1.7%, due 6/11/2018	10,800,000	10,794,975
Federal Home Loan Bank, 1.747%, due 6/20/2018	2,139,000	2,137,058
Federal Home Loan Bank, 1.761%, due 6/22/2018	7,000,000	6,992,915
Freddie Mac, 1.688%, due 6/25/2018	7,836,000	7,827,328
Freddie Mac, 1.698%, due 6/26/2018	6,186,000	6,178,826
Freddie Mac, 1.688%, due 6/27/2018	7,600,000	7,590,889
Freddie Mac, 1.76%, due 7/05/2018	11,200,000	11,181,701
Freddie Mac, 1.76%, due 7/06/2018	11,200,000	11,181,162
Freddie Mac, 1.75%, due 7/09/2018	11,200,000	11,179,666
U.S. Treasury Bill, 1.621%, due 6/14/2018	5,400,000	5,396,841
U.S. Treasury Bill, 1.627%, due 6/21/2018	12,025,000	12,014,144
U.S. Treasury Bill, 1.594%, due 7/12/2018	11,600,000	11,579,391
U.S. Treasury Bill, 1.594%, due 7/12/2018	1,000,000	998,223
U.S. Treasury Bill, 1.751%, due 1/03/2019	6,000,000	5,937,720
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$199,980,933
Repurchase Agreements – 25.2%
Goldman Sachs Repurchase Agreement, 1.79%, dated 5/31/2018, due 6/01/2018, total to be received $11,600,577 (secured by U.S. Treasury and Federal Agency obligations valued at $11,832,033 in a jointly traded account)	$11,600,000	$ 11,600,000
JPMorgan Chase & Co. Repurchase Agreement, 1.74%, dated 5/31/2018, due 6/01/2018, total to be received $34,001,643 (secured by U.S. Treasury and Federal Agency obligations valued at $34,681,412 in a jointly traded account)	34,000,000	34,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 1.75%, dated 5/31/2018, due 6/01/2018, total to be received $21,588,049 (secured by U.S. Treasury and Federal Agency obligations valued at $22,054,500 in a jointly traded account)	21,587,000	21,587,000
Total Repurchase Agreements, at Cost and Value		$ 67,187,000
Other Assets, Less Liabilities – (0.3)%		(920,675)
Net Assets – 100.0%		$266,247,258
(y)	The rate quoted is the annualized one-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
5/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of May 31, 2018 in valuing the fund's assets or liabilities:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$267,167,933	$—	$267,167,933
For further information regarding security characteristics, see the Portfolio of Investments.
2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.